Related Party Transactions - Summary of Related Party Transactions (Detail) - CAD ($) $ in Millions			12 Months Ended
	Nov. 20, 2017	Oct. 17, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Power purchased			$ 2,875	$ 3,427
Revenues for transmission services			1,581	1,587
Distribution revenues related to the supply of electricity to remote northern communities			4,366	4,915
Promissory note issued and repaid			486	0
Promissory note repaid			486	0
Proceeds from preferred shares issued			486	0
IESO [Member]
Related Party Transaction [Line Items]
Power purchased			1,583	2,096
Revenues for transmission services			1,521	1,549
Distribution revenues related to rural rate protection			247	125
Distribution revenues related to the supply of electricity to remote northern communities			32	32
Funding received related to CDM programs			59	63
OPG [Member]
Related Party Transaction [Line Items]
Power purchased			9	6
Costs related to the purchase of services			1	1
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues related to provision of construction and equipment maintenance services			2	4
OEFC [Member]
Related Party Transaction [Line Items]
Power purchased			2	1
OEB [Member]
Related Party Transaction [Line Items]
OEB fees			8	11
Hydro One Brampton [Member]
Related Party Transaction [Line Items]
Costs related to the purchase of services			0	3
Hydro One Limited [Member]
Related Party Transaction [Line Items]
Return of stated capital			535	609
Dividends paid			15	2
Stock-based compensation costs			23	24
Hydro One Telecom [Member]
Related Party Transaction [Line Items]
Revenues for services provided			3	3
Hydro One Telecom [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Services received			24	24
Hydro One Telecom [Member] | Capitalized Costs [Member]
Related Party Transaction [Line Items]
Services received			0	12
2587264 Ontario Inc. [Member]
Related Party Transaction [Line Items]
Promissory note issued and repaid		$ 486	486	0
Promissory note repaid	$ 486
Interest paid	$ 1
Proceeds from preferred shares issued			$ 486	$ 0
Preferred Class B [Member]
Related Party Transaction [Line Items]
Preferred shares issued (in shares)	485,870		485,870	0
Proceeds from preferred shares issued	$ 486
Preferred Class B [Member] | 2587264 Ontario Inc. [Member]
Related Party Transaction [Line Items]
Preferred shares issued (in shares)	485,870
Proceeds from preferred shares issued	$ 486
Amounts Related To Electricity Rebates [Member] | IESO [Member]
Related Party Transaction [Line Items]
Related party transaction amount			$ 357	$ 0
Cost Recovery For Services Provided [Member] | Hydro One Limited [Member]
Related Party Transaction [Line Items]
Related party transaction amount			$ 6	$ 0
Hydro One Limited [Member] | The Province [Member]
Related Party Transaction [Line Items]
Ownership percentage			47.40%